LiveWell Variable Annuity

Flexible Premium Deferred Variable Annuity

issued by:  Midland National Life Insurance Company

through the Midland National Life Separate Account C

Supplement dated October 18, 2016

to the Prospectus Dated May 1, 2016

This Supplement describes important changes that are being made to the investment options available under your Contract.  Please read this Supplement carefully and retain it with your Prospectus for future reference.

With respect to the Ivy Variable Insurance Portfolios, this supplement will alter the prospectus for the flexible premium deferred variable annuity contract listed above in the following manner:

On page one of the prospectus the reference to Ivy Funds Variable Insurance Portfolios, trust name, has changed to Ivy Variable Insurance Portfolios effective September 30, 2016.

On page two and three of the prospectus, under Separate Account Investment Options, the following name changes were effective September 30, 2016.

Old Name	New Name
Ivy Funds VIP Asset Strategy	Ivy VIP Asset Strategy
Ivy Funds VIP Balanced	Ivy VIP Balanced
Ivy Funds VIP Dividend Opportunities	Ivy VIP Dividend Opportunities
Ivy Funds VIP Energy	Ivy VIP Energy
Ivy Funds VIP Global Bond	Ivy VIP Global Bond
Ivy Funds VIP Global Growth	Ivy VIP Global Growth
Ivy Funds VIP Global Natural Resources	Ivy VIP Global Natural Resources
Ivy Funds VIP Growth	Ivy VIP Growth
Ivy Funds VIP High Income	Ivy VIP High Income
Ivy Funds VIP International Core Equity	Ivy VIP International Core Equity
Ivy Funds VIP Mid Cap Growth	Ivy VIP Mid Cap Growth
Ivy Funds VIP Science and Technology	Ivy VIP Science and Technology
Ivy Funds VIP Small Cap Growth	Ivy VIP Small Cap Growth
Ivy Funds VIP Small Cap Value	Ivy VIP Small Cap Value

Under APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS all references to the Ivy funds is hereby deleted and replaced with the following effective September 30, 2016.

Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Balanced	Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Management Company
Ivy VIP Dividend Opportunities	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Energy	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Management Company
Ivy VIP Global Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Global Natural Resources	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP High Income	Seeks to provide total return through a combination of high current income and capital appreciation	Ivy Investment Management Company
Ivy VIP International Core Equity	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Mid Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Science and Technology	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Small Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Small Cap Value	Seeks to provide capital appreciation.	Ivy Investment Management Company

Under APPENDIX C – CONDENSED FINANCIAL INFORMATION the following name changes are effective September 30, 2016.

Old Name	New Name
Ivy Funds VIP Asset Strategy	Ivy VIP Asset Strategy
Ivy Funds VIP Balanced	Ivy VIP Balanced
Ivy Funds VIP Dividend Opportunities	Ivy VIP Dividend Opportunities
Ivy Funds VIP Energy	Ivy VIP Energy
Ivy Funds VIP Global Bond	Ivy VIP Global Bond
Ivy Funds VIP Global Growth	Ivy VIP Global Growth
Ivy Funds VIP Global Natural Resources	Ivy VIP Global Natural Resources
Ivy Funds VIP Growth	Ivy VIP Growth
Ivy Funds VIP High Income	Ivy VIP High Income
Ivy Funds VIP International Core Equity	Ivy VIP International Core Equity
Ivy Funds VIP Mid Cap Growth	Ivy VIP Mid Cap Growth
Ivy Funds VIP Science and Technology	Ivy VIP Science and Technology
Ivy Funds VIP Small Cap Growth	Ivy VIP Small Cap Growth
Ivy Funds VIP Small Cap Value	Ivy VIP Small Cap Value

A corresponding name change is hereby made throughout the prospectus and Statement of Additional Information (SAI).

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If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas, 66675-8547.

Please retain this supplement for future reference.